Bank Loans-Current (Details) - Techlution Service Limited [Member]	Mar. 12, 2021 HKD ($)	Jun. 12, 2020 HKD ($)	Mar. 12, 2021 USD ($)	Jun. 12, 2020 USD ($)
Bank Loans-Current [Line Items]
bank loan start date		Jun. 29, 2020		Jun. 29, 2020
Maturity term	5 years	3 years	5 years	3 years
Bank loan maturty date		Jun. 28, 2023		Jun. 28, 2023
Maturity term start date	March 29, 2021
Bank Loans [Member]
Bank Loans-Current [Line Items]
Loan amount	$ 2,304,000	$ 317,000	$ 295,954	$ 40,903
Percentage of rate of loan amount	2.75%	2.75%
Monthly instalments	36	36
Bank loan maturity date	Mar. 28, 2026